Intangible Assets - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Apr. 20, 2022
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	€ 2	€ 31
Oi Group
Disclosure of detailed information about intangible assets [line items]
Intangible assets			€ 539
Incremental Group
Disclosure of detailed information about intangible assets [line items]
Intangible assets			24
BE-terna Group
Disclosure of detailed information about intangible assets [line items]
Intangible assets			€ 77
Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Additions	183	173
Impairment loss recognised in profit or loss, intangible assets other than goodwill	0	19
Service concession arrangements and licenses | Telefónica Hispam
Disclosure of detailed information about intangible assets [line items]
Additions		125
Service concession arrangements and licenses | Telefónica Hispam | Argentina
Disclosure of detailed information about intangible assets [line items]
Additions	109
Service concession arrangements and licenses | Telefónica Hispam | Ecuador
Disclosure of detailed information about intangible assets [line items]
Additions	18
Service concession arrangements and licenses | Telefónica Hispam | Uruguay
Disclosure of detailed information about intangible assets [line items]
Additions	€ 24
Service concession arrangements and licenses | Telefónica Brazil
Disclosure of detailed information about intangible assets [line items]
Additions		35
Licences and computer software
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		€ 21